Significant Transactions - Business Combination (Details) - item		3 Months Ended
	Nov. 08, 2019	Mar. 31, 2020	Dec. 31, 2019
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Number of votes per share	1
Adapt Health Holdings LLC
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Controlling interest, as a percent	56.00%
Shareholders of Adapt Health Holdings LLC | Adapt Health Holdings LLC
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Noncontrolling interest, as a percent	44.00%		43.00%
Class A Common Stock | Shareholders of Adapt Health Holdings LLC | Adapt Health Holdings LLC
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Noncontrolling interest, as a percent	44.00%	41.00%
Class B Common Stock
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Number of votes per share		1